Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and contract liabilities from contracts with customers
The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

(In $ millions)	December 31, 2020	December 31, 2019
Accounts receivable, net	125	173
Current contract liabilities (deferred revenues) (1)	(18)	(20)
Non-current contract liabilities (deferred revenues) (1)	(13)	(9)
(1)Current contract assets and liabilities balances are included in “Other current assets” and “Other current liabilities,” respectively in our Consolidated Balance Sheets as of December 31, 2020.

Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2019 are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2019	1	(21)	(20)
Amortization of revenue that was included in the beginning contract liability balance	—	14	14
Cash received, excluding amounts recognized as revenue	—	(22)	(22)
Cash received against the beginning contract asset balance	(1)	—	(1)
Net contract liability at December 31, 2019	—	(29)	(29)

Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2020 are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2020	—	(29)	(29)
Amortization of revenue that was included in the beginning contract liability balance	—	23	23
Cash received, excluding amounts recognized as revenue	—	(25)	(25)
Net contract liability at December 31, 2020	—	(31)	(31)